UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

(On February 15, 2017 Government & Agency Securities Portfolio
was renamed Deutsche Government & Agency Securities Portfolio.)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 62.8%
U.S. Government Sponsored Agencies 55.4%
Federal Farm Credit Bank:
0.712% **, 7/20/2018	45,000,000	45,000,000
0.716% **, 6/20/2017	25,000,000	25,000,000
0.747% **, 6/14/2017	40,000,000	40,026,526
0.75% *, 10/5/2017	60,000,000	59,696,600
0.796% **, 11/13/2018	38,500,000	38,500,000
0.803% **, 1/10/2019	22,250,000	22,280,510
0.806% **, 8/27/2018	20,000,000	19,997,558
0.841% **, 3/8/2017	10,000,000	9,999,949
0.851% **, 3/22/2017	22,000,000	21,999,843
0.856% **, 2/28/2017	15,000,000	14,999,971
0.856% **, 8/20/2018	20,000,000	20,078,612
0.886% **, 9/21/2017	15,000,000	15,000,000
0.897% **, 6/20/2018	10,000,000	10,000,000
0.926% **, 2/23/2018	38,000,000	37,991,848
0.936% **, 3/8/2018	50,000,000	49,997,172
Federal Home Loan Bank:
0.456% *, 2/2/2017	20,000,000	19,999,750
0.456% *, 2/10/2017	10,000,000	9,998,875
0.466% *, 2/1/2017	3,000,000	3,000,000
0.482% *, 2/8/2017	10,000,000	9,999,076
0.537% *, 3/3/2017	62,000,000	61,972,617
0.542% *, 2/23/2017	28,500,000	28,490,682
0.553% *, 3/22/2017	35,000,000	34,974,037
0.553% *, 3/23/2017	60,000,000	59,954,583
0.553% **, 7/18/2017	45,000,000	45,000,000
0.568% *, 3/15/2017	10,000,000	9,993,467
0.568% *, 4/5/2017	17,000,000	16,983,340
0.583% *, 3/16/2017	25,000,000	24,982,830
0.588% *, 5/12/2017	35,000,000	34,943,611
0.592% **, 5/4/2017	32,500,000	32,500,000
0.593% **, 5/10/2017	32,500,000	32,500,000
0.599% **, 4/19/2017	40,000,000	40,000,000
0.611% **, 1/23/2018	40,000,000	39,999,903
0.659% *, 5/23/2017	22,500,000	22,454,906
0.682% **, 1/17/2018	22,000,000	22,000,000
0.684% *, 8/25/2017	35,000,000	34,865,469
0.703% **, 5/18/2017	35,000,000	35,000,000
0.741% **, 3/8/2018	34,000,000	34,000,000
0.758% **, 8/18/2017	40,000,000	39,968,344
0.76% *, 10/25/2017	25,000,000	24,861,458
0.771% **, 5/30/2018	37,000,000	37,000,000
0.773% **, 3/19/2018	45,000,000	45,000,000
0.791% **, 2/3/2017	5,000,000	4,999,978
0.811% **, 8/3/2017	100,000,000	100,000,000
0.823% **, 2/8/2017	25,000,000	25,000,539
0.836% **, 5/8/2017	25,000,000	25,000,000
0.866% **, 2/22/2017	20,000,000	20,002,743
0.924% **, 4/5/2017	15,000,000	15,000,000
0.938% **, 9/11/2017	20,000,000	20,027,776
0.968% **, 10/25/2017	12,000,000	12,000,000
0.599% **, 2/2/2018	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
0.365% *, 2/6/2017	25,000,000	24,998,750
0.375% *, 2/13/2017	50,000,000	49,993,833
0.375% *, 2/14/2017	7,500,000	7,498,998
0.441% *, 2/3/2017	15,000,000	14,999,638
0.477% *, 3/1/2017	60,000,000	59,978,067
0.477% *, 4/6/2017	15,000,000	14,987,467
0.477% *, 4/7/2017	12,500,000	12,489,392
0.482% *, 3/3/2017	40,000,000	39,984,167
0.487% *, 5/1/2017	15,500,000	15,481,607
0.507% *, 5/16/2017	50,000,000	49,927,778
0.517% *, 4/21/2017	18,000,000	17,979,855
0.535% **, 4/11/2017	55,000,000	55,000,000
0.606% **, 5/8/2017	44,000,000	44,000,000
0.627% **, 5/16/2017	40,000,000	40,000,000
0.7% *, 10/2/2017	48,500,000	48,274,111
0.716% **, 2/22/2018	50,000,000	50,000,000
0.793% **, 7/24/2018	15,000,000	15,000,000
0.906% **, 7/21/2017	25,000,000	24,998,802
0.914% **, 12/21/2017	92,000,000	92,000,000
0.971% **, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.416% *, 2/1/2017	14,000,000	14,000,000
0.441% *, 2/1/2017	30,000,000	30,000,000
0.446% *, 4/3/2017	20,000,000	19,985,089
0.797% **, 7/20/2017	15,000,000	14,999,648
1.125%, 4/27/2017	40,000,000	40,051,245
		2,299,671,020
U.S. Treasury Obligations 7.4%
U.S. Treasury Bills:
0.375% *, 2/9/2017	18,000,000	17,998,520
0.398% *, 2/2/2017	65,000,000	64,999,291
0.471% *, 2/2/2017	50,000,000	49,999,354
0.492% *, 4/20/2017	50,000,000	49,947,458
0.497% *, 3/23/2017	30,000,000	29,979,583
U.S. Treasury Floating Rate Notes:
0.58% **, 4/30/2017	35,000,000	34,991,384
0.696% **, 4/30/2018	25,000,000	25,002,184
0.778% **, 1/31/2018	15,000,000	15,004,571
U.S. Treasury Note, 0.875%, 2/28/2017	17,500,000	17,504,834
		305,427,179
Total Government & Agency Obligations (Cost $2,605,098,199)		2,605,098,199
Repurchase Agreements 42.2%
Barclays Bank PLC, 0.53%, dated 1/31/2017, to be repurchased at $200,002,944 on 2/1/2017 (a)	200,000,000	200,000,000
BNP Paribas, 0.54%, dated 1/31/2017, to be repurchased at $350,005,250 on 2/1/2017 (b)	350,000,000	350,000,000
BNP Paribas, 0.55%, dated 1/31/2017, to be repurchased at $100,001,528 on 2/1/2017 (c)	100,000,000	100,000,000
BNP Paribas, 0.56%, dated 1/31/2017, to be repurchased at $158,002,458 on 2/1/2017 (d)	158,000,000	158,000,000
HSBC Securities, Inc., 0.52%, dated 1/31/2017, to be repurchased at $200,002,889 on 2/1/2017 (e)	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 0.55%, dated 1/31/2017, to be repurchased at $47,000,718 on 2/1/2017 (f)	47,000,000	47,000,000
Nomura Securities International, 0.58%, dated 1/31/2017, to be repurchased at $157,002,529 on 2/1/2017 (g)	157,000,000	157,000,000
Wells Fargo Bank, 0.55%, dated 1/31/2017, to be repurchased at $540,008,250 on 2/1/2017 (h)	540,000,000	540,000,000
Total Repurchase Agreements (Cost $1,752,000,000)		1,752,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,357,098,199) †	105.0	4,357,098,199
Other Assets and Liabilities, Net	(5.0)	(207,858,026)
Net Assets	100.0	4,149,240,173

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
†	The cost for federal income tax purposes was $4,357,098,199.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,390,500	U.S. Treasury Bond	3.0	11/15/2044	55,869,238
93,815,100	U.S. Treasury Note	1.0	3/15/2019	93,645,028
73,970,984	U.S. Treasury STRIPS	Zero Coupon	2/15/2018-5/15/2046	54,485,797
Total Collateral Value				204,000,063

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,941,900	U.S. Treasury Bonds	2.75-3.0	5/15/2042-8/15/2042	3,765,893
354,729,300	U.S. Treasury Notes	1.125-2.375	6/15/2018-8/15/2026	353,234,099
8	U.S. Treasury STRIPS	Zero Coupon	8/15/2017	8
Total Collateral Value				357,000,000

(c)	Collateralized by $101,690,000 Federal Agricultural Mortgage Corp., with the various coupon rates from 0.675-1.7%, with various maturity dates of 3/1/2017-2/28/2019 with a value of $102,000,618.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,086,000	Federal Agricultural Mortgage Corp.	0.675-0.77	3/1/2017-2/16/2018	8,110,993
84,716,732	Federal Home Loan Mortgage Corp.	1.5-5.5	4/1/2018-12/1/2046	87,816,981
3,055,242	Federal Home Loan Mortgage Corp. - Interest Only	3.5-5.0	4/15/2041-3/15/2044	400,570
43,292,279	Federal National Mortgage Association	2.463-7.0	1/1/2027-1/1/2047	45,116,911
123,850,110	Federal National Mortgage Association - Interest Only	3.0-6.5	2/25/2028-7/25/2046	16,836,745
777,974	FHLMC Multifamily Structured Pass-Through Certificates	0.07-0.739	10/25/2020-8/25/2025	17,727
316,383,369	FREMF Mortgage Trust	0.1-0.15	5/25/2045-7/25/2046	1,575,080
1,210,799	Government National Mortgage Association	3.5-4.0	11/20/2045-6/20/2046	1,284,993
Total Collateral Value				161,160,000

(e)	Collateralized by $467,732,288 U.S. Treasury STRIPS, Zero Coupon%, with various maturity dates of 11/15/2038-11/15/2046 with a value of $204,001,799.
(f)	Collateralized by $46,120,249 Government National Mortgage Association, 3.5%, maturing on 1/20/2047 with a value of $47,940,000.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,450,040	Federal Home Loan Mortgage Corp.	4.0-5.22	5/1/2018-2/1/2047	6,772,737
123,807,590	Federal National Mortgage Association	2.299-6.0	1/1/2026-1/1/2047	126,505,577
25,886,515	Government National Mortgage Association	3.0-9.0	12/15/2019-12/15/2046	26,380,872
472,400	U.S. Treasury Note	2.25	7/31/2018	480,815
Total Collateral Value				160,140,001

(h) Collateralized by $541,050,833 Federal National Mortgage Association, with the various coupon rates from 2.0-4.0%, with various maturity dates of 12/1/2031-12/1/2046 with a value of $550,800,000.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (i)	$—	$2,605,098,199	$—	$2,605,098,199
Repurchase Agreements	—	1,752,000,000	—	1,752,000,000
Total	$—	$4,357,098,199	$—	$4,357,098,199

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017